Document and Entity Information	Jul. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by the Culp, Inc. (the “Company”) on July 27, 2022 (the “Original Report”) amends Item 5.02 of the Original Report relating to the announcement that Franklin N. Saxon, the Company’s Executive Chairman, intends to modify his role with the Company and no longer be a full time employee or an executive officer of the Company, effective September 1, 2022. This Amendment No. 1 is filed to add information about an outstanding restricted stock unit award for Mr. Saxon and the treatment of that award going forward. The disclosures in the Original Report are amended and restated in their entirety and are replaced with the following:
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	Culp, Inc.
Entity Central Index Key	0000723603
Entity Incorporation, State or Country Code	NC
Entity File Number	1-12597
Entity Tax Identification Number	56-1001967
Entity Address, Address Line One	1823 Eastchester Drive
Entity Address, City or Town	High Point
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27265
City Area Code	336
Local Phone Number	889-5161
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.05 per share
Trading Symbol	CULP
Security Exchange Name	NYSE